Other income (expense) - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Convertible loans, derivatives, change in fair value (expense) income	$ 0	$ (4,660)	$ 0	$ 25,650
Loss on debt extinguishment	0	(42,114)	0	(42,114)
Senior secured term loan facility, warrants, transaction costs	0	(245)	0	(245)
Share of results with joint venture	(1,409)	(2,130)	(3,539)	(6,549)
Exchange differences gain (loss)	39	(56)	5	248
R&D tax credit	244	122	699	244
Non-operating expense	(687)	(37,122)	(1,143)	(10,805)
Facility Agreement with Deerfield Partners, L.P.
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income	140	9,418	776	9,418
Senior Secured Term Loan Facility
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income	$ 299	$ 2,543	$ 916	$ 2,543